SUPPLEMENTARY CASH FLOWS INFORMATION (Tables)	12 Months Ended
Mar. 31, 2025
Cash Flow Statement [Abstract]
Analysis of Non-Cash Working Capital
Changes in non-cash working capital are as follows:

	2025	2024
Accounts receivable	$76.4	$(10.7)
Contract assets	77.1	153.0
Inventories	(11.0)	(76.3)
Prepayments	(10.2)	(11.2)
Income taxes	(53.8)	30.2
Accounts payable and accrued liabilities	54.1	11.0
Provisions	(9.7)	14.2
Contract liabilities	74.2	17.9
	$197.1	$128.1

Supplemental Cash Flow Information	Supplemental information:

	2025	2024
Interest paid	$201.7	$189.7
Interest received	20.9	17.1
Income taxes paid	101.4	69.7